Acquisitions - Narrative (Details) $ in Millions					3 Months Ended		12 Months Ended
	Jun. 05, 2024 USD ($) Film	Dec. 27, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)
Business Acquisition [Line Items]
Purchase of feature film titles								200
Film cost								$ 191.4
Film, monetized in film group, amortization expense			$ 10.0	$ 10.0			$ 1,347.8	1,649.3	$ 1,497.5	$ 171.4
Aggregate cash price		$ 385.1
Acquisition related costs							$ 9.4
Finite-lived intangible asset, useful life							5 years
Loss before income taxes					$ (39.4)	$ (14.8)	$ (72.7)	5.4	11.2
Revenue							2,986.4	3,083.8	$ 2,716.3
Number of films acquired | Film	46
Total assets					5,265.8		5,103.0	4,412.7
Liabilities					6,068.8		6,129.9	$ 4,848.0
Variable Interest Entity, Primary Beneficiary
Business Acquisition [Line Items]
Total assets					79.8
Liabilities					$ 11.2
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Consideration transferred	$ 35.0
Percentage of voting interests acquired	51.00%
Business combination total consideration including contribution by co venturer	$ 68.6
CP LG Library Holdings, LLC | Film and Television Library
Business Acquisition [Line Items]
Business combination total consideration including contribution by co venturer	$ 48.3
eOne
Business Acquisition [Line Items]
Consideration transferred		$ 385.1
Pro forma impairment of goodwill and trade name at eOne						$ 296.2
eOne | Trade name
Business Acquisition [Line Items]
Weighted average useful life (in years)		5 years
CP LG Library Holdings, LLC
Business Acquisition [Line Items]
Ownership percentage by noncontrolling owners	49.00%
E One
Business Acquisition [Line Items]
Loss before income taxes							113.8
Revenue							$ 4.9
Minimum
Business Acquisition [Line Items]
Estimated useful life							5 years
Finite-lived intangible asset, useful life							5 years
Minimum | eOne | Film and Television Library
Business Acquisition [Line Items]
Weighted average useful life (in years)		5 years
Maximum
Business Acquisition [Line Items]
Estimated useful life							10 years
Finite-lived intangible asset, useful life							15 years
Maximum | eOne | Film and Television Library
Business Acquisition [Line Items]
Weighted average useful life (in years)		10 years